Accounts receivable	6 Months Ended
Jun. 30, 2020
Accounts receivable
Accounts receivable

9.  Accounts receivable

	June 30, 2020	December 31, 2019
Accounts receivable	2,644	2,592
Expected credit loss	(47)	(63)
	2,597	2,529
Revenue related to the steel sector — %	84.80%	87.33%

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Impairment of accounts receivable recorded in the income statement	(3)	(3)	9	(3)

There is no customer that individually represents more than 10% of the Company’s accounts receivable or revenues.